Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 41,034	$ 27,731
Less: Accumulated depreciation		(1,490)	(1,202)
Property, plant and equipment, net		39,544	26,529
Finance lease right-of-use assets		1,233
Less: Accumulated amortization		(129)
Finance lease-right-of-use assets, net		1,104
Total property, plant and equipment, net		40,648	26,529	[1]
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		707	707
Land improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		403	403
Building improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		2,566
Lab equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		3,263	500
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		346	346
Computer equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		13
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[2]	$ 33,736	$ 25,775

[1]	Recast
[2]	Construction in progress includes building construction costs for the Company’s magnet processing plant of $25.8 million and equipment costs of $8.0 million. These assets will be placed in service and depreciated upon completion of construction, installation, and certification.